UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund, PGIM Jennison Technology Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund and PGIM Jennison NextGeneration Global Opportunities Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President
PGIM Global Real Estate Fund
June 14, 2024

PGIM Global Real Estate Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	12.56	-5.66	-1.07	2.15	—

Class C	12.10	-1.94	-0.61	2.07	—

Class R	12.40	-0.34	-0.14	2.54	—

Class Z	12.77	0.26	0.48	3.14	—

Class R2	12.60	-0.10	0.10	N/A	1.56 (12/27/2017)

Class R4	12.73	0.15	0.36	N/A	1.82 (12/27/2017)

Class R6	12.85	0.41	0.61	3.29	—

FTSE EPRA/NAREIT Developed Index

	12.38	-0.88	-1.17	2.11	—

S&P 500 Index

	20.98	22.66	13.19	12.41	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

Class R2, Class R4 (12/27/2017)

FTSE EPRA/NAREIT Developed Index	0.10

S&P 500 Index	12.44

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Global Real Estate Fund  5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets

Prologis, Inc.	Industrial REITs	United States	5.2%

Equinix, Inc.	Specialized REITs	United States	4.4%

Welltower, Inc.	Health Care REITs	United States	4.2%

Public Storage	Specialized REITs	United States	3.8%

Digital Realty Trust, Inc.	Specialized REITs	United States	3.4%

Equity Residential	Residential REITs	United States	2.9%

Simon Property Group, Inc.	Retail REITs	United States	2.6%

Mitsui Fudosan Co. Ltd.	Diversified Real Estate Activities	Japan	2.5%

Goodman Group	Industrial REITs	Australia	2.4%

Essential Properties Realty Trust, Inc.	Diversified REITs	United States	2.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Real Estate Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,125.60	1.40%	$ 7.40

	Hypothetical	$1,000.00	$1,017.90	1.40%	$ 7.02
Class C	Actual	$1,000.00	$1,121.00	2.29%	$12.08

	Hypothetical	$1,000.00	$1,013.48	2.29%	$11.46
Class R	Actual	$1,000.00	$1,124.00	1.66%	$ 8.77

	Hypothetical	$1,000.00	$1,016.61	1.66%	$ 8.32
Class Z	Actual	$1,000.00	$1,127.70	0.97%	$ 5.13

	Hypothetical	$1,000.00	$1,020.04	0.97%	$ 4.87
Class R2	Actual	$1,000.00	$1,126.00	1.31%	$ 6.92

	Hypothetical	$1,000.00	$1,018.35	1.31%	$ 6.57
Class R4	Actual	$1,000.00	$1,127.30	1.06%	$ 5.61

	Hypothetical	$1,000.00	$1,019.59	1.06%	$ 5.32
Class R6	Actual	$1,000.00	$1,128.50	0.81%	$ 4.29

	Hypothetical	$1,000.00	$1,020.84	0.81%	$ 4.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 99.6%

Australia 6.3%

Goodman Group, REIT	980,583	$19,807,415
NEXTDC Ltd.*	596,694	6,334,196
Scentre Group, REIT	8,517,509	17,248,387
Stockland, REIT	3,190,148	9,038,063

		52,428,061

Belgium 1.5%

Shurgard Self Storage Ltd., REIT	229,924	9,422,558
Warehouses De Pauw CVA, REIT	103,292	2,731,490

		12,154,048

Canada 2.5%

Boardwalk Real Estate Investment Trust, REIT	62,366	3,210,604
Canadian Apartment Properties REIT, REIT	93,740	2,917,778
Chartwell Retirement Residences , UTS	616,262	5,591,191
First Capital Real Estate Investment Trust, REIT	331,969	3,564,088
Granite Real Estate Investment Trust, REIT	7,753	383,243
InterRent Real Estate Investment Trust, REIT	39,366	342,574
Killam Apartment Real Estate Investment Trust, REIT	415,520	5,188,529

		21,198,007

France 2.1%

Klepierre SA, REIT	390,048	10,473,730
Unibail-Rodamco-Westfield, REIT*	87,575	7,297,881

		17,771,611

Germany 1.9%

Vonovia SE	536,138	15,492,257

Hong Kong 3.0%

Link REIT, REIT	2,092,986	8,968,016
Sun Hung Kai Properties Ltd.	1,447,921	13,357,013
Swire Properties Ltd.	238	492
Wharf Real Estate Investment Co. Ltd.	834,569	2,589,261

		24,914,782

Japan 10.7%

GLP J-REIT, REIT	5,507	4,478,910

See Notes to Financial Statements.

PGIM Global Real Estate Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Invincible Investment Corp., REIT	13,430	$6,017,186
Japan Hotel REIT Investment Corp., REIT	14,638	7,692,237
Mitsubishi Estate Co. Ltd.	504,675	9,248,026
Mitsui Fudosan Co. Ltd.	2,057,828	20,942,645
Nippon Accommodations Fund, Inc., REIT	1,840	7,662,705
Nippon Building Fund, Inc., REIT	2,893	11,053,558
Nippon Prologis REIT, Inc., REIT	5,167	8,916,217
Nomura Real Estate Master Fund, Inc., REIT	6,418	6,135,098
Sumitomo Realty & Development Co. Ltd.	200,288	6,930,750

		89,077,332

Singapore 3.0%

CapitaLand Ascendas REIT, REIT	4,732,022	8,963,505
CapitaLand Ascott Trust, REIT, UTS	10,105,946	6,712,294
CapitaLand Investment Ltd.*	2,392,433	4,626,615
Frasers Logistics & Commercial Trust, REIT	5,921,052	4,289,122

		24,591,536

Spain 1.1%

Merlin Properties Socimi SA, REIT	805,463	9,060,774

Sweden 2.0%

Catena AB	185,971	8,138,986
Sagax AB (Class B Stock)	357,726	8,958,202

		17,097,188

United Kingdom 4.5%

British Land Co. PLC (The), REIT	1,386,250	6,684,701
Grainger PLC	2,487,952	7,937,291
Great Portland Estates PLC, REIT	1,010,706	4,923,645
Tritax Big Box REIT PLC, REIT	5,305,257	10,020,767
UNITE Group PLC (The), REIT	695,584	8,041,328

		37,607,732

United States 61.0%

Agree Realty Corp., REIT	110,058	6,297,519
Alexandria Real Estate Equities, Inc., REIT	144,809	16,779,019
American Healthcare REIT, Inc., REIT	526,870	7,233,925
American Homes 4 Rent (Class A Stock), REIT	385,497	13,800,793
Americold Realty Trust, Inc., REIT	379,944	8,347,370
Brixmor Property Group, Inc., REIT	333,790	7,376,759

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Broadstone Net Lease, Inc., REIT	515,365	$7,503,714
Camden Property Trust, REIT	2,405	239,730
CareTrust REIT, Inc., REIT	475,028	11,742,692
Community Healthcare Trust, Inc., REIT	231,431	6,139,864
Digital Realty Trust, Inc., REIT	203,527	28,245,477
EPR Properties, REIT	8,766	355,812
Equinix, Inc., REIT	51,312	36,488,476
Equity Residential, REIT	375,843	24,204,289
Essential Properties Realty Trust, Inc., REIT(a)	715,054	18,834,522
First Industrial Realty Trust, Inc., REIT	279,039	12,673,951
Healthpeak Properties, Inc., REIT	279,966	5,210,167
Host Hotels & Resorts, Inc., REIT	803,527	15,162,554
InvenTrust Properties Corp., REIT	162,663	4,121,880
Invitation Homes, Inc., REIT	62,023	2,121,187
Iron Mountain, Inc., REIT	139,388	10,805,358
Kilroy Realty Corp., REIT	94,027	3,178,113
Kite Realty Group Trust, REIT	580,997	12,665,735
Mid-America Apartment Communities, Inc., REIT	132,224	17,189,120
NNN REIT, Inc., REIT	452,937	18,357,537
Prologis, Inc., REIT	426,494	43,523,713
Public Storage, REIT	120,212	31,189,003
Realty Income Corp., REIT	42,647	2,283,320
Regency Centers Corp., REIT	191,094	11,316,587
Retail Opportunity Investments Corp., REIT	186,996	2,294,441
Simon Property Group, Inc., REIT	151,859	21,340,745
SITE Centers Corp., REIT	33,028	445,548
SL Green Realty Corp., REIT	220,455	10,985,273
STAG Industrial, Inc., REIT	349,263	12,011,155
Sun Communities, Inc., REIT	66,784	7,434,395
UDR, Inc., REIT	103,662	3,947,449
Ventas, Inc., REIT	58,717	2,599,989
Veris Residential, Inc., REIT	1,191,540	17,170,091
VICI Properties, Inc., REIT	339,609	9,695,837
Welltower, Inc., REIT	369,438	35,200,053

		506,513,162

TOTAL COMMON STOCKS
(cost $763,140,959)		827,906,490

See Notes to Financial Statements.

PGIM Global Real Estate Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Units	Value

RIGHTS* 0.0%

Australia

NEXTDC Ltd., expiring 05/02/24 (cost $0)	92,488	$59,135

TOTAL LONG-TERM INVESTMENTS
(cost $763,140,959)		827,965,625

	Shares

SHORT-TERM INVESTMENTS 0.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	2,069,734	2,069,734
PGIM Institutional Money Market Fund (7-day effective yield 5.644%)
(cost $2,019,248; includes $1,976,194 of cash collateral for securities on loan)(b)(wb)	2,020,414	2,019,404

TOTAL SHORT-TERM INVESTMENTS
(cost $4,088,982)		4,089,138

TOTAL INVESTMENTS 100.1%
(cost $767,229,941)		832,054,763
Liabilities in excess of other assets (0.1)%		(1,236,540)

NET ASSETS 100.0%		$830,818,223

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,922,820; cash collateral of $1,976,194 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

12

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$52,428,061	$—
Belgium	—	12,154,048	—
Canada	21,198,007	—	—
France	—	17,771,611	—
Germany	—	15,492,257	—
Hong Kong	—	24,914,782	—
Japan	—	89,077,332	—
Singapore	—	24,591,536	—
Spain	—	9,060,774	—
Sweden	—	17,097,188	—
United Kingdom	—	37,607,732	—
United States	506,513,162	—	—
Rights
Australia	—	59,135	—
Short-Term Investments
Affiliated Mutual Funds	4,089,138	—	—

Total	$531,800,307	$300,254,456	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Industrial REITs	16.3%
Retail REITs	16.2
Specialized REITs	14.1
Residential REITs	13.8
Health Care REITs	8.1
Diversified REITs	7.0
Real Estate Operating Companies	6.9
Diversified Real Estate Activities	6.0
Office REITs	5.6
Hotel & Resort REITs	4.2

Health Care Facilities	0.7%
Internet Services & Infrastructure	0.7
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	0.5

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Global Real Estate Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,922,820	$(1,922,820)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $1,922,820:
Unaffiliated investments (cost $763,140,959)	$827,965,625
Affiliated investments (cost $4,088,982)	4,089,138
Foreign currency, at value (cost $681,137)	678,534
Dividends receivable	1,578,291
Tax reclaim receivable	1,260,594
Receivable for Fund shares sold	855,284
Prepaid expenses and other assets	18,181

Total Assets	836,445,647

Liabilities

Payable to broker for collateral for securities on loan	1,976,194
Payable for Fund shares purchased	1,860,848
Payable for investments purchased	974,275
Management fee payable	531,970
Accrued expenses and other liabilities	246,146
Distribution fee payable	27,660
Affiliated transfer agent fee payable	9,212
Trustees’ fees payable	1,119

Total Liabilities	5,627,424

Net Assets	$830,818,223

Net assets were comprised of:
Shares of beneficial interest, at par	$46,103
Paid-in capital in excess of par	842,828,863
Total distributable earnings (loss)	(12,056,743)

Net assets, April 30, 2024	$830,818,223

See Notes to Financial Statements.

PGIM Global Real Estate Fund  15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($82,606,613 ÷ 4,609,960 shares of beneficial interest issued and outstanding)	$17.92
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price to public	$18.96

Class C

Net asset value, offering price and redemption price per share, ($3,370,246 ÷ 194,632 shares of beneficial interest issued and outstanding)	$17.32

Class R

Net asset value, offering price and redemption price per share, ($8,156,540 ÷ 457,027 shares of beneficial interest issued and outstanding)	$17.85

Class Z

Net asset value, offering price and redemption price per share, ($444,324,592 ÷ 24,628,244 shares of beneficial interest issued and outstanding)	$18.04

Class R2

Net asset value, offering price and redemption price per share, ($2,697,973 ÷ 149,868 shares of beneficial interest issued and outstanding)	$18.00

Class R4

Net asset value, offering price and redemption price per share, ($1,178,838 ÷ 65,445 shares of beneficial interest issued and outstanding)	$18.01

Class R6

Net asset value, offering price and redemption price per share, ($288,483,421 ÷ 15,997,438 shares of beneficial interest issued and outstanding)	$18.03

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $76,537 foreign withholding tax)	$17,678,202
Other income	208,199
Affiliated dividend income	50,118
Affiliated income from securities lending, net	15,007

Total income	17,951,526

Expenses
Management fee	3,744,114
Distribution fee(a)	185,495
Shareholder servicing fees(a)	1,897
Transfer agent’s fees and expenses (including affiliated expense of $29,694)(a)	518,379
Custodian and accounting fees	68,284
Shareholders’ reports	50,729
Professional fees	37,105
Registration fees(a)	35,241
Audit fee	15,759
Trustees’ fees	12,240
Miscellaneous	95,225

Total expenses	4,764,468
Less: Fee waiver and/or expense reimbursement(a)	(5,916)
Distribution fee waiver(a)	(10,606)

Net expenses	4,747,946

Net investment income (loss)	13,203,580

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,425))	9,745,490
Foreign currency transactions	(94,135)

9,651,355

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(578))	101,713,749
Foreign currencies	(19,884)

101,693,865

Net gain (loss) on investment and foreign currency transactions	111,345,220

Net Increase (Decrease) In Net Assets Resulting From Operations	$124,548,800

See Notes to Financial Statements.

PGIM Global Real Estate Fund  17

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	131,254	19,044	31,817	—	3,380	—	—
Shareholder servicing fees	—	—	—	—	1,352	545	—
Transfer agent’s fees and expenses	121,386	4,641	12,676	366,693	3,258	873	8,852
Registration fees	6,055	4,649	2,375	9,894	2,193	2,566	7,509
Fee waiver and/or expense reimbursement	—	—	—	—	(3,331)	(2,585)	—
Distribution fee waiver	—	—	(10,606)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,203,580	$20,299,880
Net realized gain (loss) on investment and foreign currency transactions	9,651,355	(39,765,121)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	101,693,865	(3,587,425)

Net increase (decrease) in net assets resulting from operations	124,548,800	(23,052,666)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,034,934)	(1,638,118)
Class C	(31,788)	(47,589)
Class R	(91,058)	(141,459)
Class Z	(6,412,664)	(9,961,550)
Class R2	(33,613)	(42,506)
Class R4	(14,315)	(19,294)
Class R6	(5,648,879)	(8,385,481)

	(13,267,251)	(20,235,997)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	124,852,885	330,156,786
Net asset value of shares issued in reinvestment of dividends and distributions	12,506,077	18,895,333
Cost of shares purchased	(317,224,423)	(312,029,558)

Net increase (decrease) in net assets from Fund share transactions	(179,865,461)	37,022,561

Total increase (decrease)	(68,583,912)	(6,266,102)

Net Assets:

Beginning of period	899,402,135	905,668,237

End of period	$830,818,223	$899,402,135

See Notes to Financial Statements.

PGIM Global Real Estate Fund  19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.11	$16.77	$27.44	$20.05	$27.31	$22.97
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.30	0.34	0.25	0.31	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83	(0.66)	(6.86)	7.41	(4.45)	4.87
Total from investment operations	2.03	(0.36)	(6.52)	7.66	(4.14)	5.23
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.30)	(0.55)	(0.27)	(0.88)	(0.51)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.22)	(0.30)	(4.15)	(0.27)	(3.12)	(0.89)
Net asset value, end of period	$17.92	$16.11	$16.77	$27.44	$20.05	$27.31
Total Return(b):	12.56%	(2.25)%	(27.70)%	38.32%	(16.64)%	23.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,607	$81,492	$101,666	$153,763	$122,346	$169,987
Average net assets (000)	$87,983	$97,696	$132,796	$140,808	$139,599	$160,416
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.40%(d)	1.36%	1.31%	1.30%	1.42%	1.50%
Expenses before waivers and/or expense reimbursement	1.40%(d)	1.36%	1.31%	1.30%	1.42%	1.50%
Net investment income (loss)	2.16%(d)	1.69%	1.60%	1.00%	1.40%	1.43%
Portfolio turnover rate(e)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.58	$16.22	$26.68	$19.51	$26.69	$22.46
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.15	0.16	0.10	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78	(0.62)	(6.62)	7.20	(4.34)	4.77
Total from investment operations	1.89	(0.47)	(6.46)	7.30	(4.15)	5.02
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.40)	(0.13)	(0.79)	(0.41)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.15)	(0.17)	(4.00)	(0.13)	(3.03)	(0.79)
Net asset value, end of period	$17.32	$15.58	$16.22	$26.68	$19.51	$26.69
Total Return(b):	12.10%	(3.00)%	(28.25)%	37.48%	(17.11)%	23.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,370	$3,808	$6,120	$14,756	$23,586	$54,343
Average net assets (000)	$3,830	$5,163	$10,899	$18,469	$38,807	$62,207
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.29%(d)	2.18%	2.03%	1.95%	1.95%	1.91%
Expenses before waivers and/or expense reimbursement	2.29%(d)	2.18%	2.03%	1.95%	1.95%	1.91%
Net investment income (loss)	1.27%(d)	0.86%	0.75%	0.41%	0.90%	1.05%
Portfolio turnover rate(e)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund  21

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.04	$16.70	$27.36	$19.97	$27.24	$22.90
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.27	0.27	0.20	0.27	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83	(0.66)	(6.82)	7.38	(4.44)	4.88
Total from investment operations	2.00	(0.39)	(6.55)	7.58	(4.17)	5.21
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.27)	(0.51)	(0.19)	(0.86)	(0.49)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.19)	(0.27)	(4.11)	(0.19)	(3.10)	(0.87)
Net asset value, end of period	$17.85	$16.04	$16.70	$27.36	$19.97	$27.24
Total Return(b):	12.40%	(2.38)%	(27.90)%	38.08%	(16.82)%	23.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,157	$7,840	$9,441	$14,415	$12,562	$19,815
Average net assets (000)	$8,531	$9,419	$11,927	$14,099	$15,354	$19,694
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.66%(d)	1.55%	1.53%	1.52%	1.58%	1.58%
Expenses before waivers and/or expense reimbursement	1.91%(d)	1.80%	1.78%	1.77%	1.83%	1.83%
Net investment income (loss)	1.90%(d)	1.50%	1.26%	0.80%	1.25%	1.35%
Portfolio turnover rate(e)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.21	$16.88	$27.60	$20.15	$27.45	$23.07
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.38	0.41	0.34	0.42	0.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84	(0.67)	(6.90)	7.46	(4.48)	4.92
Total from investment operations	2.08	(0.29)	(6.49)	7.80	(4.06)	5.42
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.38)	(0.63)	(0.35)	(1.00)	(0.66)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.25)	(0.38)	(4.23)	(0.35)	(3.24)	(1.04)
Net asset value, end of period	$18.04	$16.21	$16.88	$27.60	$20.15	$27.45
Total Return(b):	12.77%	(1.82)%	(27.44)%	38.87%	(16.26)%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$444,325	$426,864	$475,896	$755,205	$609,899	$1,030,064
Average net assets (000)	$465,367	$477,820	$656,463	$696,648	$794,641	$971,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97%(d)	0.95%	0.93%	0.92%	0.94%	0.92%
Expenses before waivers and/or expense reimbursement	0.97%(d)	0.95%	0.93%	0.92%	0.94%	0.92%
Net investment income (loss)	2.59%(d)	2.10%	1.89%	1.38%	1.90%	2.01%
Portfolio turnover rate(e)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund  23

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.18	$16.84	$27.54	$20.11	$27.40	$23.05
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.31	0.38	0.25	0.32	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83	(0.65)	(6.93)	7.43	(4.45)	4.97
Total from investment operations	2.04	(0.34)	(6.55)	7.68	(4.13)	5.31
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.32)	(0.55)	(0.25)	(0.92)	(0.58)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.22)	(0.32)	(4.15)	(0.25)	(3.16)	(0.96)
Net asset value, end of period	$18.00	$16.18	$16.84	$27.54	$20.11	$27.40
Total Return(b):	12.60%	(2.18)%	(27.71)%	38.33%	(16.56)%	23.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,698	$2,526	$2,245	$689	$237	$222
Average net assets (000)	$2,719	$2,383	$1,921	$444	$223	$69
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.31%(d)(e)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.56%(d)	1.51%	1.55%	2.44%	7.86%	19.11%
Net investment income (loss)	2.25%(d)	1.74%	1.87%	0.97%	1.48%	1.28%
Portfolio turnover rate(f)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.19	$16.85	$27.56	$20.12	$27.41	$23.06
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.36	0.38	0.31	0.39	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.85	(0.66)	(6.89)	7.44	(4.47)	4.90
Total from investment operations	2.07	(0.30)	(6.51)	7.75	(4.08)	5.37
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.36)	(0.60)	(0.31)	(0.97)	(0.64)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.25)	(0.36)	(4.20)	(0.31)	(3.21)	(1.02)
Net asset value, end of period	$18.01	$16.19	$16.85	$27.56	$20.12	$27.41
Total Return(b):	12.73%	(1.93)%	(27.53)%	38.68%	(16.35)%	24.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,179	$857	$757	$937	$658	$577
Average net assets (000)	$1,096	$939	$840	$839	$616	$409
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06%(d)(e)	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.53%(d)	1.62%	1.87%	1.78%	3.39%	4.06%
Net investment income (loss)	2.42%(d)	2.02%	1.78%	1.26%	1.78%	1.86%
Portfolio turnover rate(f)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund  25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,
	2024	2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.21	$16.87	$27.59	$20.14	$27.44	$23.06
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.41	0.43	0.37	0.44	0.54
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83	(0.66)	(6.89)	7.46	(4.47)	4.90
Total from investment operations	2.09	(0.25)	(6.46)	7.83	(4.03)	5.44
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.41)	(0.66)	(0.38)	(1.03)	(0.68)
Tax return of capital distributions	-	-	(0.18)	-	(0.25)	-
Distributions from net realized gains	-	-	(3.42)	-	(1.99)	(0.38)
Total dividends and distributions	(0.27)	(0.41)	(4.26)	(0.38)	(3.27)	(1.06)
Net asset value, end of period	$18.03	$16.21	$16.87	$27.59	$20.14	$27.44
Total Return(b):	12.85%	(1.67)%	(27.34)%	39.05%	(16.14)%	24.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$288,483	$376,015	$309,543	$582,961	$382,847	$438,023
Average net assets (000)	$434,390	$367,640	$405,564	$483,697	$383,591	$711,529
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%(d)	0.81%	0.79%	0.79%	0.80%	0.79%
Expenses before waivers and/or expense reimbursement	0.81%(d)	0.81%	0.79%	0.79%	0.80%	0.79%
Net investment income (loss)	2.83%(d)	2.28%	1.97%	1.50%	2.01%	2.19%
Portfolio turnover rate(e)	57%	89%	108%	149%	158%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Global Real Estate Fund  27

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

28

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Global Real Estate Fund  29

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

30

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Global Real Estate Fund  31

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets to $5 billion;	0.75%
0.74% of average daily net assets from $5 billion to $10 billion;
0.73% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without

32

exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.30
R4	1.05
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.30%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Global Real Estate Fund  33

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$5,118	$—
C	—	90

PGIM Investments, PGIM, Inc., PIMS, PGIM Real Estate (UK) Limited and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

34

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$561,025,155	$738,228,677

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$ 688,190	$109,579,579	$108,198,035	$ —	$ —	$2,069,734	2,069,734	$50,118

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
1,271,552	104,300,781	103,549,926	(578)	(2,425)	2,019,404	2,020,414	15,007(2)
$ 1,959,742	$213,880,360	$211,747,961	$(578)	$(2,425)	$4,089,138		$65,125

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$786,786,321	$98,687,868	$(53,419,426)	$45,268,442

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$65,743,000	$—

PGIM Global Real Estate Fund  35

Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	9,322	0.1%
R4	623	1.0
R6	1,310,161	8.2

36

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	48.7

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	120,338	$2,211,668
Shares issued in reinvestment of dividends and distributions	50,203	918,897
Shares purchased	(672,192)	(12,326,594)
Net increase (decrease) in shares outstanding before conversion	(501,651)	(9,196,029)
Shares issued upon conversion from other share class(es)	93,340	1,702,061
Shares purchased upon conversion into other share class(es)	(40,917)	(740,352)
Net increase (decrease) in shares outstanding	(449,228)	$(8,234,320)

Year ended October 31, 2023:
Shares sold	355,460	$6,345,037
Shares issued in reinvestment of dividends and distributions	83,334	1,456,692
Shares purchased	(1,473,734)	(26,334,822)
Net increase (decrease) in shares outstanding before conversion	(1,034,940)	(18,533,093)
Shares issued upon conversion from other share class(es)	157,817	2,814,444
Shares purchased upon conversion into other share class(es)	(127,697)	(2,318,510)
Net increase (decrease) in shares outstanding	(1,004,820)	$(18,037,159)

Class C
Six months ended April 30, 2024:
Shares sold	6,348	$111,610
Shares issued in reinvestment of dividends and distributions	1,691	30,068
Shares purchased	(30,828)	(539,295)
Net increase (decrease) in shares outstanding before conversion	(22,789)	(397,617)
Shares purchased upon conversion into other share class(es)	(27,008)	(468,293)
Net increase (decrease) in shares outstanding	(49,797)	$(865,910)

Year ended October 31, 2023:
Shares sold	19,115	$330,566
Shares issued in reinvestment of dividends and distributions	2,677	45,372
Shares purchased	(76,603)	(1,305,794)
Net increase (decrease) in shares outstanding before conversion	(54,811)	(929,856)
Shares purchased upon conversion into other share class(es)	(78,012)	(1,364,136)
Net increase (decrease) in shares outstanding	(132,823)	$(2,293,992)

PGIM Global Real Estate Fund  37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R
Six months ended April 30, 2024:
Shares sold	19,871	$361,151
Shares issued in reinvestment of dividends and distributions	4,982	90,939
Shares purchased	(56,448)	(1,031,748)
Net increase (decrease) in shares outstanding	(31,595)	$(579,658)

Year ended October 31, 2023:
Shares sold	42,325	$751,102
Shares issued in reinvestment of dividends and distributions	8,110	141,222
Shares purchased	(127,072)	(2,252,609)
Net increase (decrease) in shares outstanding	(76,637)	$(1,360,285)

Class Z
Six months ended April 30, 2024:
Shares sold	2,066,941	$38,149,347
Shares issued in reinvestment of dividends and distributions	324,702	5,970,168
Shares purchased	(4,026,644)	(74,242,295)
Net increase (decrease) in shares outstanding before conversion	(1,635,001)	(30,122,780)
Shares issued upon conversion from other share class(es)	41,378	754,070
Shares purchased upon conversion into other share class(es)	(103,882)	(1,926,262)
Net increase (decrease) in shares outstanding	(1,697,505)	$(31,294,972)

Year ended October 31, 2023:
Shares sold	7,105,835	$128,581,945
Shares issued in reinvestment of dividends and distributions	521,634	9,163,075
Shares purchased	(9,474,545)	(169,284,101)
Net increase (decrease) in shares outstanding before conversion	(1,847,076)	(31,539,081)
Shares issued upon conversion from other share class(es)	141,823	2,595,172
Shares purchased upon conversion into other share class(es)	(166,331)	(2,972,859)
Net increase (decrease) in shares outstanding	(1,871,584)	$(31,916,768)

Class R2
Six months ended April 30, 2024:
Shares sold	30,321	$559,436
Shares issued in reinvestment of dividends and distributions	1,830	33,613
Shares purchased	(38,387)	(712,871)
Net increase (decrease) in shares outstanding	(6,236)	$(119,822)

38

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	54,511	$959,146
Shares issued in reinvestment of dividends and distributions	2,438	42,506
Shares purchased	(34,131)	(606,479)
Net increase (decrease) in shares outstanding	22,818	$395,173

Class R4
Six months ended April 30, 2024:
Shares sold	14,249	$268,817
Shares issued in reinvestment of dividends and distributions	293	5,369
Shares purchased	(2,042)	(37,363)
Net increase (decrease) in shares outstanding	12,500	$236,823

Year ended October 31, 2023:
Shares sold	24,778	$451,660
Shares issued in reinvestment of dividends and distributions	472	8,255
Shares purchased	(17,231)	(297,229)
Net increase (decrease) in shares outstanding	8,019	$162,686

Class R6
Six months ended April 30, 2024:
Shares sold	4,694,154	$83,190,856
Shares issued in reinvestment of dividends and distributions	295,068	5,457,023
Shares purchased	(12,229,553)	(228,334,257)
Net increase (decrease) in shares outstanding before conversion	(7,240,331)	(139,686,378)
Shares issued upon conversion from other share class(es)	36,392	679,577
Shares purchased upon conversion into other share class(es)	(43)	(801)
Net increase (decrease) in shares outstanding	(7,203,982)	$(139,007,602)

Year ended October 31, 2023:
Shares sold	10,550,441	$192,737,330
Shares issued in reinvestment of dividends and distributions	458,270	8,038,211
Shares purchased	(6,225,113)	(111,948,524)
Net increase (decrease) in shares outstanding before conversion	4,783,598	88,827,017
Shares issued upon conversion from other share class(es)	70,225	1,257,910
Shares purchased upon conversion into other share class(es)	(691)	(12,021)
Net increase (decrease) in shares outstanding	4,853,132	$90,072,906

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Global Real Estate Fund  39

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 66 days that the Fund had loans outstanding during the period was approximately $5,385,970, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $76,334,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

40

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal

PGIM Global Real Estate Fund  41

Notes to Financial Statements (unaudited) (continued)

system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

42

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing

PGIM Global Real Estate Fund  43

Notes to Financial Statements (unaudited) (continued)

value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

44

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Real Estate Fund  45

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street

Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms
Madison, NJ 07940

	PGIM Real Estate (UK)	Grand Buildings, 1-3 Strand
	Limited	Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PURAX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX

CUSIP	744336108	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 14, 2024

PGIM Jennison Technology Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	39.53	48.19	16.99	16.65 (6/19/2018)

Class C	38.95	54.65	17.44	16.91 (6/19/2018)

Class Z	39.68	57.24	18.63	18.09 (6/19/2018)

Class R6	39.76	57.30	18.68	18.14 (6/19/2018)

MSCI All Country World Information Technology Index

	25.64	33.62	18.95	18.10

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI All Country World Information Technology Index—The MSCI All Country World Information Technology Index includes large- and mid-cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Technology Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	13.3%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	11.1%

Microsoft Corp.	Software	8.5%

Vertiv Holdings Co. (Class A Stock)	Electrical Equipment	5.0%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	4.9%

Lam Research Corp.	Semiconductors & Semiconductor Equipment	3.3%

Camtek Ltd. (Israel)	Semiconductors & Semiconductor Equipment	3.1%

HubSpot, Inc.	Software	3.1%

ServiceNow, Inc.	Software	2.9%

Crowdstrike Holdings, Inc. (Class A Stock)	Software	2.8%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Technology Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,395.30	1.12%	$ 6.67
	Hypothetical	$1,000.00	$1,019.29	1.12%	$ 5.62

Class C	Actual	$1,000.00	$1,389.50	1.87%	$11.11
	Hypothetical	$1,000.00	$1,015.56	1.87%	$ 9.37

Class Z	Actual	$1,000.00	$1,396.80	0.87%	$ 5.18
	Hypothetical	$1,000.00	$1,020.54	0.87%	$ 4.37

Class R6	Actual	$1,000.00	$1,397.60	0.82%	$ 4.89
	Hypothetical	$1,000.00	$1,020.79	0.82%	$ 4.12

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Broadline Retail 2.4%

Amazon.com, Inc.*	4,435	$776,125

Electric Utilities 0.5%

Constellation Energy Corp.	875	162,698

Electrical Equipment 8.5%

Eaton Corp. PLC	2,541	808,698

Schneider Electric SE	1,415	322,639

Vertiv Holdings Co. (Class A Stock)	17,174	1,597,182

		2,728,519

Electronic Equipment, Instruments & Components 1.5%

Keysight Technologies, Inc.*	3,328	492,344

Entertainment 2.1%

Netflix, Inc.*	1,247	686,648

Financial Services 1.4%

Mastercard, Inc. (Class A Stock)	1,007	454,358

Health Care Equipment & Supplies 1.2%

Intuitive Surgical, Inc.*	1,015	376,179

Hotels, Restaurants & Leisure 1.8%

Airbnb, Inc. (Class A Stock)*	3,594	569,901

Interactive Media & Services 1.2%

Meta Platforms, Inc. (Class A Stock)	892	383,712

IT Services 2.9%

MongoDB, Inc.*	2,120	774,182

Snowflake, Inc. (Class A Stock)*	1,075	166,840

		941,022

Life Sciences Tools & Services 1.2%

Medpace Holdings, Inc.*	167	64,854

Mettler-Toledo International, Inc.*	257	316,033

		380,887

See Notes to Financial Statements.

PGIM Jennison Technology Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Media 2.0%
Trade Desk, Inc. (The) (Class A Stock)*	7,807	$646,810

Pharmaceuticals 1.5%
AstraZeneca PLC (United Kingdom), ADR	6,577	499,063

Semiconductors & Semiconductor Equipment 40.5%
Advanced Micro Devices, Inc.*	9,950	1,575,881
ARM Holdings PLC, ADR*	647	65,483
ASML Holding NV (Netherlands)	797	695,358
Broadcom, Inc.	2,741	3,564,040
Camtek Ltd. (Israel)	12,478	1,010,344
Lam Research Corp.	1,185	1,059,876
NVIDIA Corp.	4,974	4,297,635
Onto Innovation, Inc.*	4,169	773,308

		13,041,925

Software 28.6%
Adobe, Inc.*	1,387	641,945
AppLovin Corp. (Class A Stock)*	1,341	94,634
Crowdstrike Holdings, Inc. (Class A Stock)*	3,109	909,507
Datadog, Inc. (Class A Stock)*	6,325	793,788
Fair Isaac Corp.*	439	497,532
HubSpot, Inc.*	1,629	985,333
Microsoft Corp.	7,062	2,749,449
Salesforce, Inc.	2,668	717,532
ServiceNow, Inc.*	1,324	917,969
Synopsys, Inc.*	1,702	903,064

		9,210,753

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	3,934	670,078

TOTAL LONG-TERM INVESTMENTS (cost $19,733,810)		32,021,022

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $444,331)(wb)	444,331	$444,331

TOTAL INVESTMENTS 100.8% (cost $20,178,141)		32,465,353
Liabilities in excess of other assets (0.8)%		(269,763)

NET ASSETS 100.0%		$32,195,590

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Broadline Retail	$776,125	$—	$—
Electric Utilities	162,698	—	—
Electrical Equipment	2,405,880	322,639	—
Electronic Equipment, Instruments & Components	492,344	—	—
Entertainment	686,648	—	—
Financial Services	454,358	—	—
Health Care Equipment & Supplies	376,179	—	—
Hotels, Restaurants & Leisure	569,901	—	—
Interactive Media & Services	383,712	—	—
IT Services	941,022	—	—
Life Sciences Tools & Services	380,887	—	—
Media	646,810	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$499,063	$—	$—
Semiconductors & Semiconductor Equipment	13,041,925	—	—
Software	9,210,753	—	—
Technology Hardware, Storage & Peripherals	670,078	—	—
Short-Term Investment
Affiliated Mutual Fund	444,331	—	—

Total	$32,142,714	$322,639	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	40.5%
Software	28.6
Electrical Equipment	8.5
IT Services	2.9
Broadline Retail	2.4
Entertainment	2.1
Technology Hardware, Storage & Peripherals	2.1
Media	2.0
Hotels, Restaurants & Leisure	1.8
Pharmaceuticals	1.5
Electronic Equipment, Instruments & Components	1.5

Financial Services	1.4%
Affiliated Mutual Fund	1.4
Interactive Media & Services	1.2
Life Sciences Tools & Services	1.2
Health Care Equipment & Supplies	1.2
Electric Utilities	0.5

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $19,733,810)	$32,021,022
Affiliated investments (cost $444,331)	444,331
Receivable for investments sold	164,816
Receivable for Fund shares sold	22,600
Dividends receivable	1,957
Tax reclaim receivable	795
Prepaid expenses	368

Total Assets	32,655,889

Liabilities
Payable for investments purchased	414,006
Payable for Fund shares purchased	19,882
Accrued expenses and other liabilities	14,573
Management fee payable	5,540
Distribution fee payable	2,906
Affiliated transfer agent fee payable	2,628
Trustees’ fees payable	764

Total Liabilities	460,299

Net Assets	$32,195,590

Net assets were comprised of:
Shares of beneficial interest, at par	$1,408
Paid-in capital in excess of par	18,782,475
Total distributable earnings (loss)	13,411,707

Net assets, April 30, 2024	$32,195,590

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($9,125,800 ÷ 402,677 shares of beneficial interest issued and outstanding)	$22.66
Maximum sales charge (5.50% of offering price)	1.32

Maximum offering price to public	$23.98

Class C
Net asset value, offering price and redemption price per share, ($1,187,746 ÷ 54,930 shares of beneficial interest issued and outstanding)	$21.62

Class Z
Net asset value, offering price and redemption price per share, ($14,067,749 ÷ 611,080 shares of beneficial interest issued and outstanding)	$23.02

Class R6
Net asset value, offering price and redemption price per share, ($7,814,295 ÷ 338,871 shares of beneficial interest issued and outstanding)	$23.06

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,711 foreign withholding tax)	$64,711
Affiliated dividend income	8,256
Affiliated income from securities lending, net	31

Total income	72,998

Expenses
Management fee	102,824
Distribution fee(a)	16,418
Professional fees	18,782
Custodian and accounting fees	17,860
Transfer agent’s fees and expenses (including affiliated expense of $8,146)(a)	14,938
Registration fees(a)	14,843
Audit fee	12,802
Shareholders’ reports	10,145
Trustees’ fees	4,966
Miscellaneous	9,364

Total expenses	222,942
Less: Fee waiver and/or expense reimbursement(a)	(89,105)
Distribution fee waiver(a)	(1,884)

Net expenses	131,953

Net investment income (loss)	(58,955)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $14)	1,614,863
In-kind redemptions(1)	1,000,187
Foreign currency transactions	64

2,615,114

Net change in unrealized appreciation (depreciation) on:
Investments	5,295,832
Foreign currencies	34

5,295,866

Net gain (loss) on investment and foreign currency transactions	7,910,980

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,852,025

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements
(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	11,308	5,110	—	—
Transfer agent’s fees and expenses	8,791	1,272	4,740	135
Registration fees	5,413	2,499	4,426	2,505
Fee waiver and/or expense reimbursement	(29,943)	(5,935)	(33,790)	(19,437)
Distribution fee waiver	(1,884)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(58,955)	$(54,520)
Net realized gain (loss) on investment and foreign currency transactions	2,615,114	(648,822)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,295,866	5,891,048

Net increase (decrease) in net assets resulting from operations	7,852,025	5,187,706

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,044,938	3,618,711
Cost of shares purchased	(8,446,804)	(1,959,043)

Net increase (decrease) in net assets from Fund share transactions	1,598,134	1,659,668

Total increase (decrease)	9,450,159	6,847,374

Net Assets:
Beginning of period	22,745,431	15,898,057

End of period	$32,195,590	$22,745,431

See Notes to Financial Statements.

PGIM Jennison Technology Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.24		$12.26		$22.58	$16.83	$11.18	$9.64
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.07)		(0.05)	(0.16)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.48		4.05		(8.31)	6.76	5.74	1.57
Total from investment operations	6.42		3.98		(8.36)	6.60	5.65	1.54
Less Dividends and Distributions:
Tax return of capital distributions	-		-		(0.07)	-	-	-
Distributions from net realized gains	-		-		(1.89)	(0.85)	-	-
Total dividends and distributions	-		-		(1.96)	(0.85)	-	-
Net asset value, end of period	$22.66		$16.24		$12.26	$22.58	$16.83	$11.18
Total Return(b):	39.53%		32.46%		(40.09)%	40.10%	50.54%	15.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,126		$4,648		$2,841	$3,989	$2,400	$457
Average net assets (000)	$7,580		$3,896		$3,351	$3,404	$1,365	$216
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12	%(d)(e)	1.12	%(e)	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.96	%(d)	2.46%		2.42%	2.26%	3.33%	9.15%
Net investment income (loss)	(0.59	)%(d)	(0.47)%		(0.34)%	(0.77)%	(0.60)%	(0.27)%
Portfolio turnover rate(f)	33%		68%		104%	68%	74%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.56		$11.83		$22.01	$16.55	$11.07	$9.62
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.17)		(0.17)	(0.30)	(0.21)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.20		3.90		(8.05)	6.61	5.69	1.55
Total from investment operations	6.06		3.73		(8.22)	6.31	5.48	1.45
Less Dividends and Distributions:
Tax return of capital distributions	-		-		(0.07)	-	-	-
Distributions from net realized gains	-		-		(1.89)	(0.85)	-	-
Total dividends and distributions	-		-		(1.96)	(0.85)	-	-
Net asset value, end of period	$21.62		$15.56		$11.83	$22.01	$16.55	$11.07
Total Return(b):	38.95%		31.53%		(40.55)%	39.05%	49.50%	15.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,188		$758		$585	$930	$529	$61
Average net assets (000)	$1,028		$709		$754	$700	$265	$56
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.87	%(d)(e)	1.87	%(e)	1.85%	1.85%	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	3.03	%(d)	3.49%		3.40%	3.60%	8.45%	26.92%
Net investment income (loss)	(1.34	)%(d)	(1.20)%		(1.10)%	(1.52)%	(1.38)%	(0.95)%
Portfolio turnover rate(f)	33%		68%		104%	68%	74%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.48		$12.41		$22.77	$16.93	$11.22	$9.66
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)		(0.02)	(0.11)	(0.04)	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.58		4.10		(8.38)	6.80	5.75	1.57
Total from investment operations	6.54		4.07		(8.40)	6.69	5.71	1.57
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	-	- (b)	(0.01)
Tax return of capital distributions	-		-		(0.07)	-	-	-
Distributions from net realized gains	-		-		(1.89)	(0.85)	-	-
Total dividends and distributions	-		-		(1.96)	(0.85)	- (b)	(0.01)
Net asset value, end of period	$23.02		$16.48		$12.41	$22.77	$16.93	$11.22
Total Return(c):	39.68%		32.80%		(39.92)%	40.41%	50.94%	16.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,068		$7,701		$5,219	$13,928	$7,063	$5,420
Average net assets (000)	$11,855		$6,809		$9,493	$10,989	$6,864	$4,521
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.87	%(e)(f)	0.87	%(f)	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.44	%(e)	1.73%		1.50%	1.44%	2.03%	2.66%
Net investment income (loss)	(0.33	)%(e)	(0.21)%		(0.12)%	(0.53)%	(0.27)%	0.03%
Portfolio turnover rate(g)	33%		68%		104%	68%	74%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.50		$12.42		$22.78	$16.93	$11.22	$9.66
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)		(0.01)	(0.09)	(0.03)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.59		4.10		(8.39)	6.79	5.75	1.56
Total from investment operations	6.56		4.08		(8.40)	6.70	5.72	1.57
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	-	(0.01)	(0.01)
Tax return of capital distributions	-		-		(0.07)	-	-	-
Distributions from net realized gains	-		-		(1.89)	(0.85)	-	-
Total dividends and distributions	-		-		(1.96)	(0.85)	(0.01)	(0.01)
Net asset value, end of period	$23.06		$16.50		$12.42	$22.78	$16.93	$11.22
Total Return(b):	39.76%		32.85%		(39.90)%	40.47%	51.02%	16.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,814		$9,638		$7,253	$12,123	$8,630	$5,627
Average net assets (000)	$7,108		$8,943		$9,106	$10,675	$7,106	$5,280
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)(e)	0.82	%(e)	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.54%		1.40%	1.32%	1.90%	2.56%
Net investment income (loss)	(0.30	)%(d)	(0.15)%		(0.05)%	(0.47)%	(0.22)%	0.10%
Portfolio turnover rate(f)	33%		68%		104%	68%	74%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term capital appreciation.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

26

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of the average daily net assets up to $1 billion;	0.75%
0.73% of the average daily net assets from $1 billion to $3 billion;
0.71% of the average daily net assets from $3 billion to $5 billion;
0.70% of the average daily net assets from $5 billion to $10 billion;
0.69% of the average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.10%
C	1.85
Z	0.85
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$14,373	$—

C	—	4

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $110.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each

28

registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$15,647,814	$9,140,046

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$311,087	$7,783,848	$7,650,604	$—	$—	$444,331	444,331	$8,256

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
—	139,440	139,454	—	14	—	—	31	(2)
$311,087	$7,923,288	$7,790,058	$—	$14	$444,331		$8,287

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$20,437,148	$12,583,529	$(555,324)	$12,028,205

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,102,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses
$70,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten

30

years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,156	2.1%
R6	299,314	88.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	21.4%
Unaffiliated	4	46.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	164,030	$3,479,002

Shares purchased	(48,826)	(1,025,638)

Net increase (decrease) in shares outstanding before conversion	115,204	2,453,364

Shares issued upon conversion from other share class(es)	1,351	29,520

Net increase (decrease) in shares outstanding	116,555	$2,482,884

Year ended October 31, 2023:

Shares sold	117,428	$1,873,270

Shares purchased	(64,100)	(996,652)

Net increase (decrease) in shares outstanding before conversion	53,328	876,618

Shares issued upon conversion from other share class(es)	1,094	15,476

Net increase (decrease) in shares outstanding	54,422	$892,094

PGIM Jennison Technology Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C

Six months ended April 30, 2024:

Shares sold	9,479	$208,011

Shares purchased	(1,879)	(39,746)

Net increase (decrease) in shares outstanding before conversion	7,600	168,265

Shares purchased upon conversion into other share class(es)	(1,414)	(29,520)

Net increase (decrease) in shares outstanding	6,186	$138,745

Year ended October 31, 2023:

Shares sold	9,862	$168,642

Shares purchased	(9,445)	(152,190)

Net increase (decrease) in shares outstanding before conversion	417	16,452

Shares purchased upon conversion into other share class(es)	(1,137)	(15,476)

Net increase (decrease) in shares outstanding	(720)	$976

Class Z

Six months ended April 30, 2024:

Shares sold	247,953	$5,547,243

Shares purchased	(104,114)	(2,349,417)

Net increase (decrease) in shares outstanding	143,839	$3,197,826

Year ended October 31, 2023:

Shares sold	97,874	$1,567,923

Shares purchased	(51,115)	(804,467)

Net increase (decrease) in shares outstanding	46,759	$763,456

Class R6

Six months ended April 30, 2024:

Shares sold	34,655	$810,682

Shares purchased	(279,758)	(5,032,003)

Net increase (decrease) in shares outstanding	(245,103)	$(4,221,321)

Year ended October 31, 2023:

Shares sold	483	$8,876

Shares purchased	(345)	(5,734)

Net increase (decrease) in shares outstanding	138	$3,142

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

32

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $107,500, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $159,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.  Redemption In-kind

As of the close of business on November 8, 2023, the Fund settled the redemption of fund Class R6 shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $5,000,000.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

10.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that

PGIM Jennison Technology Fund	33

Notes to Financial Statements (unaudited) (continued)

trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

34

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

PGIM Jennison Technology Fund	35

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences,

36

excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

PGIM Jennison Technology Fund	37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX

CUSIP	744336652	744336645	744336637	744336629

 MF240E2

PGIM JENNISON INTERNATIONAL SMALL-MID CAP

OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Small-Mid Cap Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,
Stuart S. Parker, President
PGIM Jennison International Small-Mid Cap Opportunities Fund
June 14, 2024

PGIM Jennison International Small-Mid Cap Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	21.97	7.05	-13.10 (9/14/2021)

Class C	21.49	11.54	-11.85 (9/14/2021)

Class Z	21.93	13.47	-10.99 (9/14/2021)

Class R6	22.15	13.68	-10.93 (9/14/2021)

MSCI All Country World ex USA Small Mid Cap Index

	16.86	8.29	-3.40

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex USA Small Mid Cap Index—The MSCI All Country World ex USA Small Mid Cap Index is a free float-adjusted, market capitalization-weighted index that measures mid-and small-cap performance across 22 of 23 Developed Market countries (excluding the United States) and 24 Emerging Markets countries.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Small-Mid Cap Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Fairfax Financial Holdings Ltd.	Insurance	Canada	4.4%

ASM International NV	Semiconductors & Semiconductor Equipment	Netherlands	4.1%

nVent Electric plc	Electrical Equipment	United States	3.9%

Phoenix Mills Ltd. (The)	Real Estate Management & Development	India	3.7%

Kongsberg Gruppen ASA	Aerospace & Defense	Norway	3.5%

Nova Ltd.	Semiconductors & Semiconductor Equipment	Israel	3.5%

Varun Beverages Ltd.	Beverages	India	3.4%

Monday.com Ltd.	Software	United States	3.2%

CyberArk Software Ltd.	Software	United States	3.1%

James Hardie Industries plc, CDI	Construction Materials	United States	3.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Small-Mid Cap Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Small-Mid Cap Opportunities Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,219.70	1.50%	$ 8.28
	Hypothetical	$1,000.00	$1,017.40	1.50%	$ 7.52

Class C	Actual	$1,000.00	$1,214.90	2.25%	$12.39
	Hypothetical	$1,000.00	$1,013.67	2.25%	$11.26

Class Z	Actual	$1,000.00	$1,219.30	1.24%	$ 6.84
	Hypothetical	$1,000.00	$1,018.70	1.24%	$ 6.22

Class R6	Actual	$1,000.00	$1,221.50	1.21%	$ 6.68
	Hypothetical	$1,000.00	$1,018.85	1.21%	$ 6.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS

Australia 8.0%

NEXTDC Ltd.*	15,474	$164,264
Pro Medicus Ltd.	1,289	92,093
Technology One Ltd.	9,820	101,708
WiseTech Global Ltd.	1,423	83,832

		441,897

Canada 16.7%

Descartes Systems Group, Inc. (The)*	1,398	129,720
Dollarama, Inc.	1,911	159,416
Fairfax Financial Holdings Ltd.	223	242,448
FirstService Corp.	1,032	151,578
Stantec, Inc.	1,322	105,259
TFI International, Inc.	1,012	131,854

		920,275

Denmark 2.6%

NKT A/S*	1,693	140,442

India 19.5%

Anant Raj Ltd.	25,306	109,587
APL Apollo Tubes Ltd.	5,091	94,817
Indian Hotels Co. Ltd.	12,082	83,256
KEI Industries Ltd.	3,119	149,286
Max Healthcare Institute Ltd.	16,126	162,049
Phoenix Mills Ltd. (The)	5,396	203,511
TVS Motor Co. Ltd.	3,335	82,116
Varun Beverages Ltd.	10,603	187,565

		1,072,187

Israel 6.5%

Camtek Ltd.	2,024	163,883
Nova Ltd.*	1,134	192,667

		356,550

Italy 1.5%

Brunello Cucinelli SpA	796	81,242

Japan 4.8%

M&A Research Institute Holdings, Inc.*	1,995	63,046

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Money Forward, Inc.*	3,225	$112,299
Socionext, Inc.	2,987	87,327

		262,672

Mexico 2.7%

Corp Inmobiliaria Vesta SAB de CV	42,054	148,938

Netherlands 4.1%

ASM International NV	361	227,083

Norway 3.5%

Kongsberg Gruppen ASA	2,744	193,708

Poland 1.5%

Dino Polska SA, 144A*	871	83,444

South Korea 0.6%

HPSP Co. Ltd.	1,234	34,549

Sweden 1.4%

Fortnox AB	13,069	76,152

Switzerland 2.0%

VAT Group AG, 144A	221	110,027

Taiwan 4.6%

Alchip Technologies Ltd.	884	83,374
Jentech Precision Industrial Co. Ltd.	5,687	169,202

		252,576

United Kingdom 1.4%

Wise PLC (Class A Stock)*	8,154	78,364

United States 16.2%

CyberArk Software Ltd.*	719	172,021
Globant SA*	489	87,331
ICON PLC*	246	73,278
James Hardie Industries PLC, CDI*	4,926	169,346

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Monday.com Ltd.*	925	$175,130
nVent Electric PLC	3,000	216,210

		893,316

TOTAL LONG-TERM INVESTMENTS (cost $4,626,449)		5,373,422

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $106,775)(wb)	106,775	106,775

TOTAL INVESTMENTS 99.5% (cost $4,733,224)		5,480,197
Other assets in excess of liabilities 0.5%		28,346

NET ASSETS 100.0%		$5,508,543

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDI—Chess Depository Interest

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$441,897	$—
Canada	920,275	—	—
Denmark	—	140,442	—
India	—	1,072,187	—
Israel	356,550	—	—
Italy	—	81,242	—
Japan	—	262,672	—
Mexico	148,938	—	—
Netherlands	—	227,083	—
Norway	—	193,708	—
Poland	—	83,444	—
South Korea	—	34,549	—
Sweden	—	76,152	—
Switzerland	—	110,027	—
Taiwan	—	252,576	—
United Kingdom	—	78,364	—
United States	723,970	169,346	—
Short-Term Investment
Affiliated Mutual Fund	106,775	—	—

Total	$2,256,508	$3,223,689	$—

Industry Allocation:

The industry allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	17.4%
Software	15.4
Real Estate Management & Development	11.1
Electrical Equipment	9.2
IT Services	4.6
Insurance	4.4
Aerospace & Defense	3.5
Beverages	3.4
Construction Materials	3.1
Health Care Providers & Services	3.0
Broadline Retail	2.9
Ground Transportation	2.4
Machinery	2.0
Affiliated Mutual Fund	1.9
Construction & Engineering	1.9

Metals & Mining	1.7%
Health Care Technology	1.7
Consumer Staples Distribution & Retail	1.5
Hotels, Restaurants & Leisure	1.5
Automobiles	1.5
Textiles, Apparel & Luxury Goods	1.5
Financial Services	1.4
Life Sciences Tools & Services	1.3
Capital Markets	1.2

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $4,626,449)	$5,373,422
Affiliated investments (cost $106,775)	106,775
Foreign currency, at value (cost $9)	9
Receivable for investments sold	35,295
Receivable for Fund shares sold	17,883
Due from Manager	10,279
Dividends receivable	1,519
Tax reclaim receivable	834
Prepaid expenses	4,262

Total Assets	5,550,278

Liabilities
Audit fee payable	14,944
Custodian and accounting fees payable	12,178
Shareholders’ reports payable	6,669
Accrued expenses and other liabilities	2,865
Professional fees payable	2,448
Fund data services payable	1,426
Trustees’ fees payable	774
Affiliated transfer agent fee payable	211
Pricing fees payable	111
Distribution fee payable	109

Total Liabilities	41,735

Net Assets	$5,508,543

Net assets were comprised of:
Shares of beneficial interest, at par	$749
Paid-in capital in excess of par	7,312,464
Total distributable earnings (loss)	(1,804,670)

Net assets, April 30, 2024	$5,508,543

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($ 435,516 ÷ 59,548 shares of beneficial interest issued and outstanding)	$7.31
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.74

Class C

Net asset value, offering price and redemption price per share, ($ 21,348 ÷ 2,975 shares of beneficial interest issued and outstanding)	$7.18

Class Z

Net asset value, offering price and redemption price per share, ($ 1,355,396 ÷ 184,274 shares of beneficial interest issued and outstanding)	$7.36

Class R6

Net asset value, offering price and redemption price per share, ($ 3,696,283 ÷ 502,221 shares of beneficial interest issued and outstanding)	$7.36

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,852 foreign withholding tax)	$12,185
Affiliated dividend income	3,371

Total income	15,556

Expenses
Management fee	24,269
Distribution fee(a)	540
Custodian and accounting fees	22,383
Professional fees	22,369
Audit fee	14,944
Registration fees(a)	11,479
Shareholders’ reports	7,653
Fund data services	7,013
Trustees’ fees	4,774
Transfer agent’s fees and expenses (including affiliated expense of $648)(a)	1,375
Miscellaneous	4,953

Total expenses	121,752
Less: Fee waiver and/or expense reimbursement(a)	(93,430)

Net expenses	28,322

Net investment income (loss)	(12,766)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	175,305
Foreign currency transactions	(780)

174,525

Net change in unrealized appreciation (depreciation) on:
Investments	587,173
Foreign currencies	(5)

587,168

Net gain (loss) on investment and foreign currency transactions	761,693

Net Increase (Decrease) In Net Assets Resulting From Operations	$748,927

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	436	104	—	—
Registration fees	3,068	3,064	3,064	2,283
Transfer agent’s fees and expenses	534	95	703	43
Fee waiver and/or expense reimbursement	(9,640)	(3,529)	(13,363)	(66,898)

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,766)	$11,314
Net realized gain (loss) on investment and foreign currency transactions	174,525	(446,700)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	587,168	517,134

Net increase (decrease) in net assets resulting from operations	748,927	81,748

Dividends and Distributions
Distributions from distributable earnings
Class A	(332)	—
Class C	—	—
Class Z	(719)	—
Class R6	(8,572)	—

	(9,623)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,218,170	257,517
Net asset value of shares issued in reinvestment of dividends and distributions	9,623	—
Cost of shares purchased	(53,697)	(608,712)

Net increase (decrease) in net assets from Fund share transactions	1,174,096	(351,195)

Total increase (decrease)	1,913,400	(269,447)

Net Assets:
Beginning of period	3,595,143	3,864,590

End of period	$5,508,543	$3,595,143

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			September 14, 2021(a) through October 31,
	2024		2023		2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.00		$5.87		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02	)(c)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		0.15		(3.85)	(0.23)
Total from investment operations	1.32		0.13		(3.89)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		-		-	-
Net asset value, end of period	$7.31		$6.00		$5.87	$9.76
Total Return(d):	21.97%		2.21%		(39.86)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$436		$263		$107	$15
Average net assets (000)	$351		$134		$90	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.50	%(f)(g)	1.63	%(g)	1.41%	1.41	%(h)
Expenses before waivers and/or expense reimbursement	7.03	%(f)	11.92%		32.83%	167.90	%(h)
Net investment income (loss)	(0.82	)%(f)	(0.27)%		(0.55)%	(1.13	)%(h)
Portfolio turnover rate(i)	46%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.09% and 0.22% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			September 14, 2021(a) through October 31,
	2024		2023		2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.91		$5.82		$9.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.04	)(c)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.33		0.13		(3.84)	(0.23)
Total from investment operations	1.27		0.09		(3.93)	(0.25)
Net asset value, end of period	$7.18		$5.91		$5.82	$9.75
Total Return(d):	21.49%		1.55%		(40.31)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$18		$17	$10
Average net assets (000)	$21		$19		$18	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.25	%(f)(g)	2.27	%(g)	2.16%	2.16	%(h)
Expenses before waivers and/or expense reimbursement	35.94	%(f)	41.20%		136.82%	206.96	%(h)
Net investment income (loss)	(1.59	)%(f)	(0.71)%		(1.32)%	(1.81	)%(h)
Portfolio turnover rate(i)	46%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.09% and 0.11% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021

			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.04		$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		0.14		(3.84)	(0.22)
Total from investment operations	1.33		0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		-		-	-
Net asset value, end of period	$7.36		$6.04		$5.89	$9.76
Total Return(c):	21.93%		2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,355		$288		$788	$690
Average net assets (000)	$595		$413		$953	$128
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)(f)	1.24	%(f)	1.16%	1.16	%(g)
Expenses before waivers and/or expense reimbursement	5.75	%(e)	7.39%		7.36%	22.37	%(g)
Net investment income (loss)	(0.45	)%(e)	0.23%		(0.42)%	(1.09	)%(g)
Portfolio turnover rate(h)	46%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.08% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021

			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.04		$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.02		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		0.13		(3.84)	(0.23)
Total from investment operations	1.34		0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		-		-	-
Net asset value, end of period	$7.36		$6.04		$5.89	$9.76
Total Return(c):	22.15%		2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,696		$3,026		$2,952	$4,892
Average net assets (000)	$3,637		$3,196		$3,635	$4,836
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.21	%(e)(f)	1.22	%(f)	1.11%	1.11	%(g)
Expenses before waivers and/or expense reimbursement	4.91	%(e)	5.88%		4.82%	5.20	%(g)
Net investment income (loss)	(0.54	)%(e)	0.34%		(0.41)%	(0.76	)%(g)
Portfolio turnover rate(h)	46%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.10% and 0.11% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison International Small-Mid Cap Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison International Small-Mid Cap Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison International Small-Mid Cap Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

24

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

PGIM Jennison International Small-Mid Cap Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.06% of average daily net assets up to $1 billion;	1.06%
1.04% of average daily net assets from $1 billion to $3 billion;
1.02% of average daily net assets from $3 billion to $5 billion;
1.00% of average daily net assets from $5 billion to $10 billion; and
0.98% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.41%
C	2.16
Z	1.16
R6	1.11

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

26

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $17.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core

PGIM Jennison International Small-Mid Cap Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$3,235,470	$2,060,443

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$191,358	$2,337,034	$2,421,617	$—	$—	$106,775	106,775	$3,371

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

28

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$4,754,996	$897,222	$(172,021)	$725,201

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$2,690,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Jennison International Small-Mid Cap Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,001	1.7%
C	1,000	33.6
Z	1,002	0.5
R6	502,221	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	67.0%

Unaffiliated	2	26.6

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	15,665	$119,181
Shares issued in reinvestment of dividends and distributions	48	332
Shares purchased	(5)	(33)
Net increase (decrease) in shares outstanding	15,708	$119,480

Year ended October 31, 2023:
Shares sold	30,738	$204,024
Shares purchased	(4,722)	(29,715)
Net increase (decrease) in shares outstanding before conversion	26,016	174,309
Shares purchased upon conversion into other share class(es)	(403)	(2,645)
Net increase (decrease) in shares outstanding	25,613	$171,664

Class C

Six months ended April 30, 2024:
Shares purchased	(2)	$(15)
Net increase (decrease) in shares outstanding	(2)	$(15)

Year ended October 31, 2023:
Shares purchased	(2)	$(16)
Net increase (decrease) in shares outstanding	(2)	$(16)

30

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2024:
Shares sold	143,862	$1,098,989
Shares issued in reinvestment of dividends and distributions	102	719
Shares purchased	(7,395)	(53,649)
Net increase (decrease) in shares outstanding	136,569	$1,046,059

Year ended October 31, 2023:

Shares sold	8,708	$53,493
Shares purchased	(95,214)	(578,981)
Net increase (decrease) in shares outstanding before conversion	(86,506)	(525,488)
Shares issued upon conversion from other share class(es)	401	2,645
Net increase (decrease) in shares outstanding	(86,105)	$(522,843)

Class R6*

Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	1,221	$8,572
Net increase (decrease) in shares outstanding	1,221	$8,572

*	No capital stock activity on Class R6 for the year ended October 31, 2023.

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”)with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Jennison International Small-Mid Cap Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

32

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

PGIM Jennison International Small-Mid Cap Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and

34

cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result,

PGIM Jennison International Small-Mid Cap Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

36

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison International Small-Mid Cap Opportunities Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • KevinJ. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PAHWX	PAILX	PAINX	PAIOX
CUSIP	744336561	744336553	744336546	744336538

MF248E2

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison NextGeneration Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison NextGeneration Global Opportunities Fund

June 14, 2024

PGIM Jennison NextGeneration Global Opportunities Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	24.36	9.50	-15.54 (9/14/2021)

Class C	23.84	14.05	-14.38 (9/14/2021)

Class Z	24.59	16.33	-13.46 (9/14/2021)

Class R6	24.59	16.33	-13.46 (9/14/2021)

MSCI All Country World Small Mid Cap Index

	19.10	11.82	-2.00

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World Small Mid Cap Index—The MSCI All Country World Small Mid Cap Index is a free float-adjusted, market capitalization-weighted index that measures mid- and small-cap performance across 23 Developed Markets and 24 Emerging Markets countries.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison NextGeneration Global Opportunities Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Vertiv Holdings Co. (Class A Stock)	Electrical Equipment	United States	7.6%

TopBuild Corp.	Household Durables	United States	4.6%

Cava Group, Inc.	Hotels, Restaurants & Leisure	United States	4.1%

nVent Electric plc	Electrical Equipment	United States	3.9%

Fairfax Financial Holdings Ltd.	Insurance	Canada	3.8%

Nova Ltd.	Semiconductors & Semiconductor Equipment	Israel	3.5%

AZEK Co., Inc. (The)	Building Products	United States	3.5%

Axon Enterprise, Inc.	Aerospace & Defense	United States	3.3%

NEXTDC Ltd.	IT Services	Australia	3.0%

elf Beauty,Inc.	Personal Care Products	United States	3.0%

Holdings reflect only long-term investments and are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison NextGeneration Global Opportunities Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison NextGeneration Global Opportunities Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,243.60	1.37%	$ 7.64

	Hypothetical	$1,000.00	$1,018.05	1.37%	$ 6.87

Class C	Actual	$1,000.00	$1,238.40	2.12%	$11.80

	Hypothetical	$1,000.00	$1,014.32	2.12%	$10.62

Class Z	Actual	$1,000.00	$1,245.90	1.12%	$ 6.25

	Hypothetical	$1,000.00	$1,019.29	1.12%	$ 5.62

Class R6	Actual	$1,000.00	$1,245.90	1.07%	$ 5.97

	Hypothetical	$1,000.00	$1,019.54	1.07%	$ 5.37

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Australia 3.0%

NEXTDC Ltd.*	20,124	$213,626

Canada 10.1%

Dollarama, Inc.	2,266	189,030
Fairfax Financial Holdings Ltd.	247	268,541
FirstService Corp.	928	136,303
TFI International, Inc.	959	124,948

		718,822

Israel 6.4%

Camtek Ltd.	2,461	199,267
Nova Ltd.*	1,479	251,282

		450,549

Japan 1.1%

M&A Research Institute Holdings, Inc.*	2,560	80,902

Mexico 1.5%

Corp Inmobiliaria Vesta SAB de CV	29,171	103,312

Poland 1.6%

Dino Polska SA, 144A*	1,174	112,472

Taiwan 2.6%

Jentech Precision Industrial Co. Ltd.	6,226	185,238

United Kingdom 0.9%

Wise PLC (Class A Stock)*	6,907	66,379

United States 71.4%

Appfolio, Inc. (Class A Stock)*	917	207,957
Axon Enterprise, Inc.*	756	237,127
AZEK Co., Inc. (The)*	5,369	245,041
Casella Waste Systems, Inc. (Class A Stock)*	1,110	100,344
Cava Group, Inc.*(a)	4,087	294,019
CDW Corp.	451	109,079
Celsius Holdings, Inc.*	2,037	145,177
Cloudflare, Inc. (Class A Stock)*	495	43,263
Comfort Systems USA, Inc.	460	142,329
Dynatrace, Inc.*	3,232	146,442

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
elf Beauty, Inc.*	1,300	$211,289
Fair Isaac Corp.*	150	170,000
Gartner, Inc.*	316	130,378
Hamilton Lane, Inc. (Class A Stock)	1,355	151,381
HEICO Corp.	576	119,462
HubSpot, Inc.*	190	114,925
James Hardie Industries PLC, CDI*	4,698	161,508
Monday.com Ltd.*	947	179,296
MongoDB, Inc.*	441	161,044
Monolithic Power Systems, Inc.	198	132,527
nVent Electric PLC	3,853	277,686
Procore Technologies, Inc.*	1,284	87,851
Rambus, Inc.*	1,891	103,665
Saia, Inc.*	316	125,398
ServisFirst Bancshares, Inc.	1,745	102,885
Sprout Social, Inc. (Class A Stock)*	3,752	189,288
TopBuild Corp.*	810	327,783
Vertiv Holdings Co. (Class A Stock)	5,807	540,051
Zscaler, Inc.*	637	110,163

		5,067,358

TOTAL LONG-TERM INVESTMENTS
(cost $5,831,570)		6,998,658

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	118,068	118,068
PGIM Institutional Money Market Fund (7-day effective yield 5.644%)
(cost $115,745; includes $115,275 of cash collateral for securities on loan)(b)(wb)	115,802	115,744

TOTAL SHORT-TERM INVESTMENTS
(cost $233,813)		233,812

TOTAL INVESTMENTS 101.9%
(cost $6,065,383)		7,232,470
Liabilities in excess of other assets (1.9)%		(138,267)

NET ASSETS 100.0%		$7,094,203

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDI—Chess Depository Interest

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,104; cash collateral of $115,275 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$213,626	$—
Canada	718,822	—	—
Israel	450,549	—	—
Japan	—	80,902	—
Mexico	103,312	—	—
Poland	—	112,472	—
Taiwan	—	185,238	—
United Kingdom	—	66,379	—
United States	4,905,850	161,508	—
Short-Term Investments
Affiliated Mutual Funds	233,812	—	—

Total	$6,412,345	$820,125	$—

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Software	17.0%
Semiconductors & Semiconductor Equipment	12.4
Electrical Equipment	11.5
IT Services	7.7
Aerospace & Defense	5.0
Household Durables	4.6
Hotels, Restaurants & Leisure	4.1
Insurance	3.8
Ground Transportation	3.5
Building Products	3.5
Real Estate Management & Development	3.4
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.3
Capital Markets	3.2
Personal Care Products	3.0

Broadline Retail	2.7%
Construction Materials	2.3
Beverages	2.0
Construction & Engineering	2.0
Consumer Staples Distribution & Retail	1.6
Electronic Equipment, Instruments & Components	1.5
Banks	1.5
Commercial Services & Supplies	1.4
Financial Services	0.9

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$115,104	$(115,104)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value, including securities on loan of $115,104:
Unaffiliated investments (cost $5,831,570)	$6,998,658
Affiliated investments (cost $233,813)	233,812
Foreign currency, at value (cost $8)	8
Due from Manager	10,038
Receivable for Fund shares sold	5,125
Tax reclaim receivable	1,384
Dividends receivable	769
Prepaid expenses	358

Total Assets	7,250,152

Liabilities
Payable to broker for collateral for securities on loan	115,275
Audit fee payable	14,712
Professional fees payable	13,158
Custodian and accounting fees payable	10,618
Accrued expenses and other liabilities	1,011
Trustees’ fees payable	767
Affiliated transfer agent fee payable	318
Distribution fee payable	90

Total Liabilities	155,949

Net Assets	$7,094,203

Net assets were comprised of:
Shares of beneficial interest, at par	$1,038
Paid-in capital in excess of par	24,995,039
Total distributable earnings (loss)	(17,901,874)

Net assets, April 30, 2024	$7,094,203

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share,
($330,868 ÷ 48,713 shares of beneficial interest issued and outstanding)	$6.79
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.19

Class C

Net asset value, offering price and redemption price per share,
($29,551 ÷ 4,441 shares of beneficial interest issued and outstanding)	$6.65

Class Z

Net asset value, offering price and redemption price per share,
($3,304,800 ÷ 483,489 shares of beneficial interest issued and outstanding)	$6.84

Class R6

Net asset value, offering price and redemption price per share,
($3,428,984 ÷ 501,000 shares of beneficial interest issued and outstanding)	$6.84

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,736 foreign withholding tax)	$12,347
Affiliated dividend income	4,185
Income from securities lending, net (including affiliated income of $889)	2,530

Total income	19,062

Expenses
Management fee	31,786
Distribution fee(a)	499
Professional fees	24,020
Custodian and accounting fees	19,819
Audit fee	14,712
Registration fees(a)	12,403
Shareholders’ reports	9,326
Trustees’ fees	4,773
Fund data services	3,465
Transfer agent’s fees and expenses (including affiliated expense of $1,020)(a)	2,621
Miscellaneous	6,023

Total expenses	129,447
Less: Fee waiver and/or expense reimbursement(a)	(92,741)

Net expenses	36,706

Net investment income (loss)	(17,644)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5))	325,704
Foreign currency transactions	(299)

325,405

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1))	931,973
Foreign currencies	(1)

931,972

Net gain (loss) on investment and foreign currency transactions	1,257,377

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,239,733

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	389	110	—	—
Registration fees	3,255	3,074	3,792	2,282
Transfer agent’s fees and expenses	419	82	2,077	43
Fee waiver and/or expense reimbursement	(7,289)	(3,414)	(39,814)	(42,224)

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(17,644)	$(22,542)
Net realized gain (loss) on investment and foreign currency transactions	325,405	(383,514)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	931,972	186,317

Net increase (decrease) in net assets resulting from operations	1,239,733	(219,739)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,255,554	239,539
Cost of shares purchased	(238,546)	(1,527,958)

Net increase (decrease) in net assets from Fund share transactions	1,017,008	(1,288,419)

Total increase (decrease)	2,256,741	(1,508,158)

Net Assets:

Beginning of period	4,837,462	6,345,620

End of period	$7,094,203	$4,837,462

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares

	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021
			2023		2022

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$5.46		$5.70		$9.98	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.03)		(0.04)		(0.05)	(0.02)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		(0.20)		(4.23)	-	(c)

Total from investment operations	1.33		(0.24)		(4.28)	(0.02)

Net asset value, end of period	$6.79		$5.46		$5.70	$9.98

Total Return(d) :	24.36%		(4.21)%		(42.89)%	(0.20)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$331		$240		$291	$32

Average net assets (000)	$313		$265		$303	$14

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	1.37	%(f)(g)	1.40	%(g)	1.31%	1.31	%(h)

Expenses before waivers and/or expense reimbursement	6.06	%(f)	6.84%		11.63%	144.66	%(h)

Net investment income (loss)	(0.80	)%(f)	(0.66)%		(0.69)%	(1.20	)%(h)

Portfolio turnover rate(i)	42%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.06% and 0.09%, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 17

Financial Highlights  (unaudited) (continued)

Class C Shares

	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021
			2023		2022

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$5.36		$5.65		$9.97	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.05)		(0.08)		(0.09)	(0.02)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		(0.21)		(4.23)	(0.01	)(c)

Total from investment operations	1.29		(0.29)		(4.32)	(0.03)

Net asset value, end of period	$6.65		$5.36		$5.65	$9.97

Total Return(d) :	23.84%		(4.96)%		(43.33)%	(0.30)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$30		$17		$34	$10

Average net assets (000)	$22		$27		$31	$10

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	2.12	%(f)(g)	2.12	%(g)	2.06%	2.06	%(h)

Expenses before waivers and/or expense reimbursement	33.11	%(f)	28.92%		79.47%	203.59	%(h)

Net investment income (loss)	(1.53	)%(f)	(1.42)%		(1.33)%	(1.90	)%(h)

Portfolio turnover rate(i)	42%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.06% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares

	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021
			2023		2022

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$5.48		$5.72		$9.98	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.02)		(0.02)		(0.07)	(0.02)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38		(0.22)		(4.19)	-	(c)

Total from investment operations	1.36		(0.24)		(4.26)	(0.02)

Net asset value, end of period	$6.84		$5.48		$5.72	$9.98

Total Return(d) :	24.59%		(3.85)%		(42.79)%	(0.20)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$3,305		$1,831		$3,156	$4,311

Average net assets (000)	$2,960		$2,303		$19,040	$901

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	1.12	%(f)(g)	1.14	%(g)	1.06%	1.06	%(h)

Expenses before waivers and/or expense reimbursement	3.82	%(f)	4.44%		1.84%	6.91	%(h)

Net investment income (loss)	(0.54	)%(f)	(0.42)%		(0.85)%	(1.01	)%(h)

Portfolio turnover rate(i)	42%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.06% and 0.08%, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 19

Financial Highlights  (unaudited) (continued)

Class R6 Shares

	Six Months Ended April 30, 2024		Year Ended October 31,			September 14, 2021(a) through October 31, 2021
			2023		2022

Per Share Operating Performance(b) :

Net Asset Value, Beginning of Period	$5.49		$5.72		$9.99	$10.00

Income (loss) from investment operations:

Net investment income (loss)	(0.02)		(0.02)		(0.03)	(0.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37		(0.21)		(4.24)	-	(c)

Total from investment operations	1.35		(0.23)		(4.27)	(0.01)

Net asset value, end of period	$6.84		$5.49		$5.72	$9.99

Total Return(d) :	24.59%		(4.02)%		(42.74)%	(0.10)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$3,429		$2,750		$2,866	$5,003

Average net assets (000)	$3,363		$2,937		$3,502	$4,900

Ratios to average net assets(e) :

Expenses after waivers and/or expense reimbursement	1.07	%(f)(g)	1.10	%(g)	1.01%	1.01	%(h)

Expenses before waivers and/or expense reimbursement	3.59	%(f)	4.09%		2.98%	4.44	%(h)

Net investment income (loss)	(0.49	)%(f)	(0.37)%		(0.45)%	(0.85	)%(h)

Portfolio turnover rate(i)	42%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.06% and 0.09%, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison NextGeneration Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison NextGeneration Global Opportunities Fund 21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison NextGeneration Global Opportunities Fund 23

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

24

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

PGIM Jennison NextGeneration Global Opportunities Fund 25

Notes to Financial Statements  (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.96% of average daily net assets up to $1 billion;	0.96%

0.94% of average daily net assets from $1 billion to $3 billion;

0.92% of average daily net assets from $3 billion to $5 billion;

0.90% of average daily assets from $5 billion to $10 billion; and

0.88% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.31%

C	2.06

Z	1.06

R6	1.01

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

26

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders.

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $32.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized

PGIM Jennison NextGeneration Global Opportunities Fund 27

Notes to Financial Statements  (unaudited) (continued)

gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$3,817,075	$2,738,014

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)

$186,384	$2,370,567	$2,438,883	$—	$—	$118,068	118,068	$4,185

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)

52,111	154,983	91,344	(1)	(5)	115,744	115,802	889(2)

$238,495	$2,525,550	$2,530,227	$(1)	$(5)	$233,812		$5,074

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

28

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$6,118,404	$1,367,282	$(253,216)	$1,114,066

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$19,307,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses

$16,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Jennison NextGeneration Global Opportunities Fund 29

Notes to Financial Statements  (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,000	2.1%

C	1,000	22.5

Z	1,000	0.2

R6	501,000	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	48.2%

Unaffiliated	2	35.8

Transactions in shares of beneficial interest were as follows*:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	20,266	$138,537

Shares purchased	(15,520)	(108,249)

Net increase (decrease) in shares outstanding	4,746	$30,288

Year ended October 31, 2023:

Shares sold	9,007	$52,997

Shares purchased	(13,037)	(77,532)

Net increase (decrease) in shares outstanding before conversion	(4,030)	(24,535)

Shares purchased upon conversion into other share class(es)	(3,003)	(17,327)

Net increase (decrease) in shares outstanding	(7,033)	$(41,862)

30

Share Class	Shares	Amount

Class C

Six months ended April 30, 2024:

Shares sold	1,261	$8,896

Net increase (decrease) in shares outstanding	1,261	$8,896

Year ended October 31, 2023:

Shares purchased	(2,759)	$(15,862)

Net increase (decrease) in shares outstanding	(2,759)	$(15,862)

Class Z

Six months ended April 30, 2024:

Shares sold	168,926	$1,108,121

Shares purchased	(19,371)	(130,297)

Net increase (decrease) in shares outstanding	149,555	$977,824

Year ended October 31, 2023:

Shares sold	31,916	$186,542

Shares purchased	(253,041)	(1,434,564)

Net increase (decrease) in shares outstanding before conversion	(221,125)	(1,248,022)

Shares issued upon conversion from other share class(es)	2,993	17,327

Net increase (decrease) in shares outstanding	(218,132)	$(1,230,695)

*	No capital stock activity on Class R6 for the six months ended April 30, 2024 and the year ended October 31, 2023.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

PGIM Jennison NextGeneration Global Opportunities Fund 31

Notes to Financial Statements  (unaudited) (continued)

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

32

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

PGIM Jennison NextGeneration Global Opportunities Fund 33

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and

34

cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result,

PGIM Jennison NextGeneration Global Opportunities Fund 35

Notes to Financial Statements  (unaudited) (continued)

their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

36

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison NextGeneration Global Opportunities Fund 37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C.Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.
The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAHSX	PAHTX	PAHUX	PAHVX

CUSIP	744336611	744336595	744336587	744336579

MF247E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 17, 2024